Commitments and Contingencies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Property Plant and Equipment
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	¥ 45,096
Commitments outstanding with related parties	2,119
Inventories
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	691,341
Commitments outstanding with related parties	0
Other Purchase Commitments
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	11,294
Commitments outstanding with related parties	323
Loan Purchase Commitments
Commitments and Contingencies Disclosure [Line Items]
Total outstanding credit lines regarding loan commitments of the cash advance service	¥ 127,710	¥ 125,892